Stock-Based Compensation (Schedule of Weighted Average Fair Value Per Share for Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stock-Based Compensation [Abstract]
Expected dividend yield		1.10%	1.10%
Risk free interest rate		0.20%	0.10%
Volatility		44.70%	50.70%
Expected life, years		2 years 9 months 18 days	3 years 10 months 24 days